Investments, Debt and Derivatives (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Derivatives [Abstract]
Schedule of Investments and Derivative Assets

The Company holds the following investments and derivative assets:

	September 30, 2025	December 31, 2024

At fair value
Other financial assets - VEON Ltd. shares	—	8
	—	8

At amortized cost
Loan receivable from VEON Amsterdam B.V.	—	363
Indemnity receivable from VEON Amsterdam B.V.	39	—
Other receivables from VEON Amsterdam B.V.	9	—
Total Other financial assets - related party	48	363

Investments and derivatives	104	94
Security deposits and cash collateral	102	64
Other investments	2	30

Schedule of Debt and Derivative Liabilities

The Company holds the following debt and derivative liabilities:

	September 30, 2025	December 31, 2024

At fair value
Warrants	31	—
Total at fair value	31	—

At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21	—
Loan Note Payable - VEON Amsterdam B.V.	56	—
Total at amortized cost	469	885

Total debt and derivatives	502	894
Non-current	275	225
Current	227	669